Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 21,114	$ 40,618	$ 735
Accounts receivable	91,017	57,827	1,142
Prepaid expenses		21,250	2,500
Marketable securities	341,023	152,000	38,000
Security deposit	2,500	2,500	2,500
Total current assets	455,654	274,195	44,877
Patents pending	33,950	32,500
Computer Equipment, net	2,710	979
Total assets	492,314	307,674	44,877
Current Liabilities:
Accounts payable and accrued expenses	104,073	71,594
Due to stockholder	86,505	56,186	69,934
Convertible promssory note, net of discount $22,465 (2012)	42,500	27,535
Derivative liability	25,148	40,000
Total current liabilities	258,226	195,315	69,934
Stockholders' Equity (Deficiency):
Preferred stock, $0.001 par value; 10,000,000 shares authorized, none issued
Common stock, $.001 par value; 90,000,000 shares authorized; 19,950,000 (2013) and 19,050,000 (2012) shares issued and outstanding	19,950	19,050	9,999
Additional paid-in capital	1,151,873	1,022,450	313,301
Deferred equity consideration	(10,417)	(72,917)
Accumulated comprehensive income loss	189,987	(38,000)	(152,000)
Accumulated deficit	(1,117,305)	(818,224)	(196,357)
Total stockholders' equity (deficiency)	234,088	112,359	(25,057)
Total liabilities and stockholders' equity (deficiency)	$ 492,314	$ 307,674	$ 44,877